  As filed with the Securities and Exchange Commission on February 10, 1999

                                                      Registration No. 33- 33085
                                                                       811-06032
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                      SECURITIES AND EXCHANGE COMMISSION

                           WASHINGTON, D.C    20549

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                                   FORM N-4

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       Pre-Effective Amendment No.___

                      Post-Effective Amendment No. 18                     X
                                                  ----                    -


                                      and

                       REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940


                              Amendment No.  25                           X
                                            ----                          -


                       PFL ENDEAVOR VA SEPARATE ACCOUNT
                     -------------------------------------
                          (Exact Name of Registrant)

                     PFL ENDEAVOR VARIABLE ANNUITY ACCOUNT
                   -----------------------------------------
                          (Former Name of Registrant)

                          PFL LIFE INSURANCE COMPANY
                          --------------------------
                              (Name of Depositor)

              4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499
              --------------------------------------------------
             (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, including Area Code

                                (319) 297-8121

                           Frank A. Camp, Esquire
                          PFL Life Insurance Company
                           4333 Edgewood Road, N.E.
                           Cedar Rapids, Iowa 52499
                    (Name and Address of Agent for Service)

                                   Copy to:

                         Frederick R. Bellamy, Esquire
                      Sutherland Asbill & Brennan LLP
                        1275 Pennsylvania Avenue, N.W.
                         Washington, D.C.  20004-2404

Title of Securities Being Registered:
Flexible Premium Variable Annuity Policies

     It is proposed that this filing will become effective:


     ------- immediately upon filing pursuant to paragraph (b) of Rule 485 on ___________ pursuant to paragraph (b) of Rule 485
     -------

                60 days after filing pursuant to paragraph (a) (i) of
     -------    Rule 485


        X       on May 1, 1999 pursuant to paragraph (a)(i) of Rule 485
     -------

     -------    75 days after filing pursuant to paragraph (a)(ii)


     -------    on ____________ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

       [X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing is solely for the purpose of delaying the post-effective date of the prior post-effective amendment filed on January 25, 1999. Parts A, B and C of the prior filing (Post-Effective Amendment No. 17 to Form N-4, File No. 33-33085) are incorporated by reference.

                                  SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 10/th/ day of February, 1999.


                                       PFL ENDEAVOR VA SEPARATE
                                       ACCOUNT

                                       PFL LIFE INSURANCE COMPANY
                                       Depositor

                                       _________________________________ *
                                       William L. Busler
                                       President


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.


Signatures                             Title                           Date
----------                             -----                           ----

_______________________________ *      Director                        February         , 1999
Patrick S. Baird                                                       ----------------


  /s/  Craig D. Vermie                 Director                        February 10, 1999
-------------------------------
Craig D. Vermie


_______________________________ *      Director                        February         , 1999
William L. Busler                      (Principal Executive Officer)   ----------------


_______________________________ *      Director                        February         , 1999
Larry N. Norman                                                        ----------------


_______________________________ *      Director                        February         , 1999
Douglas C. Kolsrud                                                     ----------------


_______________________________ *      Vice President and              February         , 1999
Robert J. Kontz                        Corporate Controller            ----------------


                                *      Treasurer                       February          , 1999
-------------------------------
Brenda K. Clancy

* Craig D. Vermie, attorney in fact.